20. Income tax and social contribution (Details 2) R$ in Millions	Dec. 31, 2018 BRL (R$)
DisclosureOfEstimateToRecoverDeferredTaxAssetsLineItems [Line Items]
Recovery of deferred tax assets	R$ 602
Up to 1 year
DisclosureOfEstimateToRecoverDeferredTaxAssetsLineItems [Line Items]
Recovery of deferred tax assets	80
From 1 to 2 years
DisclosureOfEstimateToRecoverDeferredTaxAssetsLineItems [Line Items]
Recovery of deferred tax assets	83
From 2 to 3 years
DisclosureOfEstimateToRecoverDeferredTaxAssetsLineItems [Line Items]
Recovery of deferred tax assets	133
From 3 to 4 years
DisclosureOfEstimateToRecoverDeferredTaxAssetsLineItems [Line Items]
Recovery of deferred tax assets	187
From 4 to 5 years
DisclosureOfEstimateToRecoverDeferredTaxAssetsLineItems [Line Items]
Recovery of deferred tax assets	R$ 119